Commitments	12 Months Ended
Apr. 30, 2022
Commitments [Abstract]
COMMITMENTS
19.	COMMITMENTS
The Company entered into a lease agreement for a new facility for its Utrecht, the Netherlands location on December 31, 2019. The building is under construction. The lease has two five-year terms and is estimated to commence in October 2022 at an estimated annual cost of €0.7 million indexed for inflation.
The Company entered into a lease agreement for a new facility for its Oss, the Netherlands location on October 16, 2021. The Company anticipates entering into a lease agreement for the new construction facility by December 31, 2022. The lease will have a five-year term with an optional five-year extension, and is estimated to commence May 1, 2023 at an estimated annual cost of €0.5 million indexed for inflation.
The Company entered into an agreement advancing research on the Company’s
SARS-CoV-2
PolyTope
TM
Cocktail, with a current obligation of US$7.9 million over the next six months related to this program.
The share purchase agreement related to the acquisition of BioStrand includes contingent earnout payments based on 20% of the EBITDA of BioStrand, as defined in the share purchase agreement, over a 7-year period, which shall not exceed in total
€12.0 million.

The Company has determined these payments relate to post-acquisition services because they are contingent on the employment of two key employees and will be expensed in the period earned.